Frost Low Duration Bond Fund (Second Prospectus Summary) | Frost Low Duration Bond Fund
FROST LOW DURATION BOND FUND
INVESTMENT OBJECTIVE
The Frost Low Duration Bond Fund (the "Fund") seeks to maximize total return,

consisting of income and capital appreciation, consistent with the preservation of principal.

FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Frost Low Duration Bond Fund Institutional Shares
Management Fees		0.50%
Other Expenses		0.18%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.69%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Frost Low Duration Bond Fund Institutional Shares	70	221	384	859

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund's emphasis is on total return with low volatility by investing primarily in shorter-term investment grade securities. Short-term bonds are considered more stable than longer-

maturity bonds, but less stable than money market securities.

To achieve its objective, the Fund invests in a diversified mix of taxable fixed income securities. The Adviser actively manages the maturity of the Fund and purchases securities which will, on average, mature in less than 5 years.

The Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund's portfolio will typically range within plus or minus one year of the Barclays Capital U.S. 1-5 Year

Government Credit Index duration. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets.

Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects,

interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve position; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection.

The Fund typically invests in the following U.S. dollar-denominated fixed income securities: U.S. Treasury securities; governmental agency debt;

corporate debt; asset-backed securities; taxable municipal bonds; and, to a lesser extent, residential and commercial mortgage-backed securities. The

Fund's fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency), but may at times include securities rated below investment grade (high yield or "junk"

bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT

INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities.

Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

INTEREST RATE RISK -- As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of three years means the price of a debt security will change about 3% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds,

may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead,

they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK -- The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted)

companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by The Frost National Bank (the

"Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund.

Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the

Predecessor Fund commenced operations prior to the periods shown, the earliest date for which the Predecessor Fund's performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER      WORST QUARTER

4.53%              (1.87)%

(06/30/2009)       (06/30/2004)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/11 to 9/30/11 was 1.98%.

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2010 to those of the Barclays

Capital U.S. 1-5 Year Government/Credit Index. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the period since the Performance Start Date.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns Frost Low Duration Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Shares	FUND RETURN BEFORE TAXES	4.18%	5.32%	3.97%	May 31, 2002
Institutional Shares After Taxes on Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	2.96%
Institutional Shares After Taxes on Distributions and Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	2.87%
BARCLAYS CAPITAL U.S. 1-5 YEAR GOVERNMENT/ CREDIT INDEX RETURN	BARCLAYS CAPITAL U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	4.08%	5.05%	4.39%	May 31, 2002